Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2026
Depreciation and amortisation expense [abstract]
Depreciation, Amortization and Impairment
15)
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2024	2025	2026
Depreciation	7,436	9,110	9,795
Amortization	19,809	18,012	18,051
Impairment of intangible assets	22	-	—
Total	27,267	27,122	27,846